Annual Fund Operating Expenses - Voya High Yield Portfolio	May 01, 2021
Class ADV
Operating Expenses:
Management Fees	0.49%
Distribution and/or Shareholder Services (12b-1) Fees	0.60%
Other Expenses	0.01%
Total Annual Portfolio Operating Expenses	1.10%
Waivers and Reimbursements	(0.02%)	[1]
Total Annual Portfolio Operating Expenses After Waivers and Reimbursements	1.08%
Class I
Operating Expenses:
Management Fees	0.49%
Distribution and/or Shareholder Services (12b-1) Fees	none
Other Expenses	0.01%
Total Annual Portfolio Operating Expenses	0.50%
Waivers and Reimbursements	(0.02%)	[1]
Total Annual Portfolio Operating Expenses After Waivers and Reimbursements	0.48%
Class S
Operating Expenses:
Management Fees	0.49%
Distribution and/or Shareholder Services (12b-1) Fees	0.25%
Other Expenses	0.01%
Total Annual Portfolio Operating Expenses	0.75%
Waivers and Reimbursements	(0.02%)	[1]
Total Annual Portfolio Operating Expenses After Waivers and Reimbursements	0.73%
Class S2
Operating Expenses:
Management Fees	0.49%
Distribution and/or Shareholder Services (12b-1) Fees	0.40%
Other Expenses	0.01%
Total Annual Portfolio Operating Expenses	0.90%
Waivers and Reimbursements	(0.02%)	[1]
Total Annual Portfolio Operating Expenses After Waivers and Reimbursements	0.88%

[1]	The adviser is contractually obligated to waive 0.015% of the management fee through May 1, 2022. Termination or modification of this obligation requires approval by the Portfolio’s board.